Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Cross Currency Swap Agreements

		Floating Rate Receivable
Principal Amount NOK	Principal Amount $	Reference Rate	Margin	Fixed Rate Payable	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (years)
1,200,000	146,500	NIBOR	6.00%	7.72%	(9,051)	0.8
850,000	102,000	NIBOR	4.60%	7.89%	(10,971)	2.7
1,000,000	112,000	NIBOR	5.15%	5.74%	4,505	4.7
					(15,517)

Interest Rate Swap Agreements	As at December 31, 2020, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Assets (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (i)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps(ii)	LIBOR	106,250	(21,810)	8.0	5.2%
U.S. Dollar-denominated interest rate swaps(ii)	LIBOR	10,711	(205)	0.6	2.8%
U.S. Dollar-denominated interest rate swaps(iii)(iv)	LIBOR	145,821	(5,805)	3.7	1.4%
U.S. Dollar-denominated interest rate swaps(iii)(iv)	LIBOR	298,071	(28,626)	1.5	3.5%
U.S. Dollar-denominated interest rate swaps(iv)	LIBOR	160,313	(12,863)	6.0	2.3%
EURIBOR-Based Debt:
Euro-denominated interest rate swaps(v)	EURIBOR	70,708	(6,159)	2.7	3.9%
			(75,468)
(i)Excludes the margins the Partnership pays on its floating-rate term loans, which, at December 31, 2020, ranged from 0.30% to 3.25%.
(ii)Principal amount reduces semi-annually.
(iii)Certain of these interest rate swaps are subject to mandatory early termination in 2021 and 2024 whereby the swaps will be settled based on their fair value at that time.
(iv)Principal amount reduces quarterly.
(v)Principal amount reduces monthly.

Location and Fair Value Amounts of Derivative Instruments
The following table presents the classification and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s consolidated balance sheets.

	Accounts receivable $	Current portion of derivative assets $	Derivative assets $	Accrued liabilities $	Current portion of derivative liabilities $	Derivative liabilities $
As at December 31, 2020
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	—	—	(70)	(3,162)	(9,631)
Derivatives not designated as a cash flow hedge:
Interest rate swap agreements	—	—	—	(4,823)	(42,329)	(15,453)
Cross currency swap agreements	—	—	4,505	(701)	(11,434)	(7,887)
	—	—	4,505	(5,594)	(56,925)	(32,971)
As at December 31, 2019
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	—	—	(12)	(837)	(3,475)
Derivatives not designated as a cash flow hedge:
Interest rate swap agreements	21	355	1,834	(2,821)	(14,758)	(28,544)
Foreign currency forward contracts	—	—	—	—	(202)	—
Cross currency swap agreements	—	—	—	(456)	(22,661)	(18,987)
	21	355	1,834	(3,289)	(38,458)	(51,006)

Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments	The effect of the (loss) gain on these derivatives on the Partnership’s consolidated statements of income is as follows:

	Year Ended December 31,
	2020 $			2019 $			2018 $
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Interest rate swap agreements	(16,626)	(16,669)	(33,295)	(10,081)	(2,891)	(12,972)	(14,654)	31,061	16,407
Interest rate swaption agreements	—	—	—	—	—	—	—	2	2
Interest rate swap agreements termination	—	—	—	—	—	—	(13,681)	—	(13,681)
Foreign currency forward contracts	(241)	202	(39)	(147)	(202)	(349)	—	—	—
Toledo Spirit time- charter derivative	—	—	—	—	(40)	(40)	1,480	(930)	550
	(16,867)	(16,467)	(33,334)	(10,228)	(3,133)	(13,361)	(26,855)	30,133	3,278
The effect of the (loss) gain on these derivatives on the Partnership's consolidated statements of income is as follows:

	Year Ended December 31,
	2020 $			2019 $			2018 $
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Cross currency swap agreements	(6,588)	26,832	20,244	(5,061)	(13,239)	(18,300)	(6,533)	21,240	14,707
Cross currency swap agreements maturity and termination	(33,844)	—	(33,844)	—	—	—	(42,271)	—	(42,271)
	(40,432)	26,832	(13,600)	(5,061)	(13,239)	(18,300)	(48,804)	21,240	(27,564)

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)	The following table excludes any interest rate swap agreements designated and qualifying as cash flow hedges in the Partnership’s equity-accounted joint ventures.

Year Ended December 31, 2020
Amount of Loss Recognized in OCI (i) $	Amount of Loss Reclassified from Accumulated OCI to Interest Expense $
(8,481)	(2,320)

Year Ended December 31, 2019
Amount of Loss Recognized in OCI (i) $	Amount of Gain Reclassified from Accumulated OCI to Interest Expense (effective portion) $
(7,458)	376

Year Ended December 31, 2018
Amount of Gain Recognized in OCI (effective portion) $	Amount of Loss Reclassified from Accumulated OCI to Interest Expense (effective portion) $	Amount of Gain Recognized in Interest Expense (ineffective portion) $
2,128	(152)	740
(i)See Note 2 – adoption of ASU 2017-12